Business Combination - Obligation from acquisition (Details) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Disclosure of detailed information about business combination [line items]
Obligations due to investment acquisition	R$ 352,751
Obligations due to investment acquisition, current	183,825
Obligations due to investment acquisition, non-current	168,926
Not later than one year [member]
Disclosure of detailed information about business combination [line items]
Obligations due to investment acquisition	183,825
Later than one year and not later than two years [member]
Disclosure of detailed information about business combination [line items]
Obligations due to investment acquisition	130,905
2026
Disclosure of detailed information about business combination [line items]
Obligations due to investment acquisition	35,021
Later than three years and not later than four years [member]
Disclosure of detailed information about business combination [line items]
Obligations due to investment acquisition	R$ 3,000